Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Summary of borrowings
The composition of the borrowings on the Revolving Credit Facility, Term Loan, and the Company’s Notes were as follows:

December 31	2022	2021

Drawings on the Revolving Credit Facility	$459,202	$-

Drawings on the Term Loan (US$150,000)	203,160	-

Notes due October 15, 20 2 7 (US$625,000)	846,500	-

Drawings on the Bank Facility	-	30,522

Drawings on the Asset-Based Facility	-	37,411

Notes due December 15, 2024	-	148,119

Notes due December 15, 2027	-	118,746

Deferred transaction costs and Notes discount	(118,537)	(3,376)

	$1,390,325	$331,422

Current portion of long-term debt	$27,088	$-

Non-current portion of long-term debt	1,363,237	331,422

	$1,390,325	$331,422